TAXES ON INCOME (Schedule of Income Loss Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Foreign	$ 10,574	$ 3,727
Domestic	7,470	(34)
Loss before taxes on income	$ (18,044)	$ (3,693)